UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of Principal Executive Offices)

Bradley Zucker

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2019

	Shares	Value
Bonds & Corporate Debt - 27.94%

Baby Bonds - 27.94%
B. Riley Financial, Inc. 7.50% Senior Notes	10,000	253,947
Capital aFin Corp Convertible Nt 5/31/22 (a)	29,500	720,095
Capital Southwest Corporation 5.95 12/15/22 (a)	9,500	247,760
Eagle Point Credit Company Inc. 6.6875% 04/30/28	15,000	384,450
Eagle Point Credit Company Inc. 7.75% 6/30/22 (a)	11,750	309,025
Fidus Investment Corp 6% 2/15/24	30,000	797,700
GDL 4.0% 03/26/25 (a)	30,000	1,519,500
Great Ajax Corp. 7.25% 4/30/24	18,500	493,950
Great Elm Capital Corp. 6.5% 09/18/2022	23,000	580,290
Ladenburg Thalmann Financial Services Inc 6.5%	6,500	156,456
Gecc 6.5%	3,000	74,850
Monroe Capital Corp 5.75% 10/31/23	7,000	176,820
MVC Capital, Inc. 6.25% 11/30/2022	26,000	660,400
Oxford Square Capital Corp. 6.25% Notes due 2026	33,000	837,540
Saratoga Invt Corp 6.750 12/30/23 Pfd	27,248	696,726
Special Opportunities Fund, Inc. Convertible 3.500% 12/31/49 (a)	36,200	915,860
Stellus Capital Investment Corporation 5.75 09/15/2022	3,000	76,650
Stellus Capital Investment Corporation 5.75 09/15/2022	15,901	413,267
		9,315,286

TOTAL BONDS & CORPORATE DEBT (Cost $9,203,170)		9,315,286

Investment Companies - 25.99%

Bond Shares of Beneficial Interest - 16.91%
Aberdeen Asia-Pacific Income Fund, Inc.	285,000	1,194,150
PennantPark Floating Rate Capital Ltd.	54,825	635,970
MFS Intermediate Income Trust	115,000	439,300
Eaton Vance Limited Duration Income Fund	100,000	1,250,000
Western Asset/Claymore Inflation Lkd Sec Inc Fd	68,000	788,120
Western Asset/Claymore Inflation-Linked Opportunit	120,000	1,329,600
		5,637,140

Senior Securities - 9.09%
AllianzGI Convertible & Income 5.500% Perp A (a)	20,000	512,600
Gabelli Dividend & Income Trust Preferred A (a)	8,700	227,741
Gabelli Equity Trust, Inc. Ser D 5.875% Pfd	9,000	234,540
Gabelli Global Utility and Income Trust 7%	14,000	727,300
Highland 5.375%	31,000	775,930
Gabelli Utility Trust 5.375% 12/31/49 (a)	21,100	552,864
		3,030,975

ETFs - 12.86%
PIMCO 1-5 Year US TIPS ETF (a)	15,000	786,300
PIMCO Enhanced Short Maturity Active ETF (a)	12,000	1,220,760
iShares Barclays 1-3 Year Treasury Bond	10,000	848,200
Invesco BulletShares 2022 Corporate Bond ETF	10,000	214,900
Vanguard Short-Term Treasury Index Fund ETF Shares	20,000	1,218,600
		4,288,760

TOTAL INVESTMENT COMPANIES (Cost $12,776,055)		12,956,875

Traditional Preferred - 13.14%
AGNC Investemnt Corp 6.875% (a)	18,500	469,345
Airtfd 8%	66,500	167,274
Apollo Global Mgmt LLC Pfd Ser 6.375% (a)	26,000	694,460
Colony Northstar 7.125% (a)	12,000	275,520
Energy Transfer Operating, L.P. 7.6%	15,000	380,100
Oaktree Capital Group 6.550% Series B Preferred	33,500	894,450
OFS Credit Company Pfd Ser A 6.875% (a)	5,000	129,500
Priority Income Fund Inc Pfd Ser C 6.625% (a)	21,800	562,222
State Street Corp Pfd Ser E 6% (a)	32,000	809,280
		4,382,151

TOTAL TRADITIONAL PREFERRED (Cost $4,207,980)		4,382,151

REIT Senior Securities - 18.05%
Braemar Hotels & Resorts Inc. 5.5% 06/11/2020 @25.00 (a)	50,000	1,043,000
Brookfield Property Partners LP (a)	33,500	878,705
Pebblebrook Hotel Tr Pfd Ser C 6.50% (a)	10,000	258,400
EPR Properties 5.75 Perp (a)	20,000	519,000
PennyMac Mortgage Investment Trust	15,000	394,200
UMH Properties INC. 6.375 Perp Pfd (a)	18,798	477,168
New Residential 7.125%	5,000	126,600
Wells Fargo REIT 6.375% Series A	31,500	800,730
Summit Hotel Properties, Inc. 6.45% 12/31/49 (a)	20,000	525,900
Gladstone 6.625%	5,000	128,750
Landmark Infrastructure Partners LP	33,000	866,250
		6,018,703

TOTAL REIT SENIOR SECURITIES (Cost $5,532,449)		6,018,703

Money Market Funds - 1.35%
First American Funds Government Obligation Class Y 0.89% (b)	450,757.400	450,757
		450,757

TOTAL MONEY MARKET FUNDS (Cost $450,757)		450,757

TOTAL INVESTMENTS (Cost $32,170,412) 99.35%		33,123,773

Other Assets In Excess of Liabilities - 0.65%		216,320

TOTAL NET ASSETS - 100.00%		33,340,093

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2019.

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
September 30, 2019

	Shares	Value
Common Stocks - 95.61%

Aerospace & Defense - 4.4%
Arconic, Inc.	145,200	3,775,200
BWX Technologies, Inc. (a)	30,705	1,756,633
		5,531,833

Biotechnology - 0.31%
Emergent BioSolutions Inc.	7,430	388,440
		388,440

Building Products - 2.35%
Fortune Brands Home & Security, Inc.	11,781	644,421
Masco Corporation (a)	52,237	2,177,238
Resideo Technologies, Inc.	9,336	133,972
		2,955,630

Capital Markets - 2.34%
Rjf	35,660	2,940,524
		2,940,524

Chemicals - 2.27%
Luxfer Holdings PLC	31,828	495,880
Platform Specialty Products Corporation	231,939	2,361,139
		2,857,019

Commercial Services & Supplies - 2.83%
ACCO Brands Corp. (a)	63,602	627,752
Insurance Auto Auctions	37,130	1,549,435
KAR Auction Services, Inc.	36,620	899,021
Kimball International, Inc. (a)	25,150	485,395
		3,561,603

Construction & Engineering - 4.51%
Comfort Systems USA, Inc.	56,790	2,511,822
Arcosa, Inc.	92,330	3,158,609
		5,670,431

Construction Materials - 1.31%
Eagle Materials Inc.	18,270	1,644,483
		1,644,483

Consumer Finance - 2.66%
Ally Financial, Inc. (a)	101,024	3,349,956
		3,349,956

Diversified Consumer Serices - 1.8%
WW International Inc.	27,000	1,021,140
ServiceMaster Global Holdings, Inc.	22,340	1,248,806
		2,269,946

Diversified Financial Services - 5.26%
Cannae Holdings, Inc. (a)	95,411	2,620,940
Voya Financial, Inc. (a)	73,424	3,997,203
		6,618,143

Diversified Telecommunication Services - 0.73%
Iridium Communications, Inc.	43,080	916,742
		916,742

Electrical Equipment - 1.11%
MasTec, Inc.	10,100	655,793
nVent Electric Plc.	33,530	739,001
		1,394,794

Electrical Equipment, Instruments & Comp - 0.29%
Kimball Electronics, Inc.	25,295	367,030
		367,030

Energy Equipment & Services-0.41%
KLX Energy Services Holdings, Inc.	59,787	516,859
		516,859

Equity Real Estate Investment Trusts - 4.99%
Cyrusone, Inc. (a)	27,200	2,151,520
JBG SMITH Properties (a)	49,390	1,936,582
Park Hotels & Resorts Inc. Comm (a)	87,841	2,193,390
		6,281,492

Food Products - 4.15%
Nomad Foods Ltd. (a)	138,222	2,833,551
Post Holdings, Inc.	9,860	1,043,582
TreeHouse Foods, Inc.	24,323	1,348,710
		5,225,844

Gas Utilities - 1.48%
ONE Gas, Inc. (a)	8,720	838,079
South Jersey Industries, Inc. (a)	30,989	1,019,848
		1,857,927

Health Care Equipment & Supplies - 3.19%
Utah Medical Products, Inc. (a)	17,934	1,718,795
Varex Imanging Corp. (a)	22,990	656,135
Varian Medical Systems, Inc. (a)	13,710	1,632,724
		4,007,653

Health Care Providers & Services - 3.62%
BioTelemetry, Inc. (a)	29,540	1,203,164
Corvel Corp. (a)	11,335	858,060
Henry Schein, Inc.	39,220	2,490,470
		4,551,694

Health Care Technology - 0.54%
Simulations Plus, Inc. (a)	19,755	685,499
		685,499

Hotels, Restaurants & Leisure - 6.52%
Brinker International, Inc.	18,568	792,297
Dine Brands Global, Inc.	7,066	536,027
Eldorado Resorts, Inc.	30,139	1,201,642
J. Alexander's Holdings, Inc. C (a)( c)	95,077	1,114,302
Marriott Vacations Worldwide Corporation	14,920	1,545,861
Wyndham Hotels & Resorts, Inc.	58,150	3,008,681
		8,198,810

Household Products - 0.72%
Energizer Holdings Inc. (a)	20,865	909,297
		909,297

IT Services - 5.25%
Black Knight, Inc. (a)	26,112	1,594,399
Leidos Holdings, Inc. (a)	30,906	2,654,207
Perspecta, Inc (a)	90,100	2,353,412
		6,602,018

Independent Power and Renewable - 2%
Vistra Energy Corp.	94,350	2,521,976
		2,521,976

Internet & Catalog Retail - 1.08%
GCI Liberty, Inc. Class A	21,941	1,361,878
		1,361,878

Internet Software & Services - 0.14%
Points International Ltd	16,276	178,548
		178,548

Leisure Products - 0.7%
Brunswick Corp.	16,980	884,998
		884,998

Life Sciences Tools & Services - 1.62%
Charles River Laboratories International, Inc.	15,410	2,039,822
		2,039,822

Machinery - 4.66%
Welbilt, Inc.	58,920	993,391
Harsco Corporation	17,730	336,161
Pentair plc (a)	52,691	1,991,720
SPX Corporation	63,579	2,543,796
		5,865,068

Media - 4.65%
Cumulus Media Inc.	17,804	258,870
Liberty Braves Series C (a)	77,809	2,159,200
Liberty SiriusXM Series C (a)	71,943	3,018,728
Marchex. Inc. (a)	131,190	411,937
		5,848,735

Multi-Utilities -2.75%
MDU Resources Group, Inc.	122,810	3,462,014
		3,462,014

Oil, Gas & Consumable Fuels - 1.47%
Arch Coal, Inc. (a)	8,210	609,182
Cabot Oil & Gas Corporation	55,049	967,211
Amplify Energy Corp.	43,690	269,567
		1,845,960

Real Estate Investment Trusts - 3.33%
Gaming and Leisure Properties, Inc.	29,320	1,121,197
PotlatchDeltic Corporation	74,650	3,066,995
		4,188,192

Specialty Retail - 1.39%
Urban Outfitters, Inc.	49,070	1,378,376
Citi Trends, Inc.	19,924	364,609
		1,742,986

Textiles, Apparel, & Luxury Goods - 4%
Wolverine World Wide, Inc.	42,461	1,199,948
Fossil Froup, Inc.	10,000	125,100
Kontoor Brands, Inc.	62,200	2,183,220
Vera Bradley, Inc.	151,163	1,526,746
		5,035,014

Thrifts & Mortgage Finance - 3.85%
Columbia Financial, Inc.	172,523	2,724,138
Kearny Financial Corp. (a)	162,906	2,124,294
		4,848,432

Trading Companies & Distributors - 0.67%
Transcat, Inc.	32,925	843,209
		843,209

Utilities - 0.26%
UGI Corporation	6,457	324,593
		324,593

TOTAL COMMON STOCKS (Cost $105,714,070)		120,295,089

Money Market Funds - 4.05%
First American Funds Government Obligation Class Y 0.89% (b)	5,098,423.300	5,098,423
		5,098,423

TOTAL MONEY MARKET FUNDS (Cost $5,098,423)		5,098,423

TOTAL INVESTMENTS (Cost $110,812,493) 99.67%		125,393,513

Other Assets In Excess of Liabilities - 0.33%		420,639

TOTAL NET ASSETS - 100.00%		125,814,151

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2019.
(c) Adviser owns more than 5% of the outstanding voting shares of the company.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
September 30, 2019

	Shares	Value
Common Stocks - 70%

Aerospace & Defense - 1.93%
Kratos Defense & Security Solutions, Inc. (a)	18,000	334,710
		334,710

Banks - 4.23%
Regions Financial Corporation (a)	20,000	316,400
Signature Bank	3,500	417,270
		733,670

Biotechnology - 3.43%
Celgene Corp.	6,000	595,800
		595,800

Building Products - 2.08%
Alpha Pro Tech Ltd (a)	100,000	361,000
		361,000

Capital Markets - 8.71%
Manning & Napier, Inc. (a)	300,000	564,000
MVC Capital, Inc. (a)	50,000	445,000
PennantPark Investment Corporation	80,000	501,600
		1,510,600
Chemicals - 0.7%
Venator Materials PLC	50,000	122,000
		122,000

Diversified Financial Services - 1.74%
Lincoln National Corporation (a)	5,000	301,600
		301,600

ETFs - 7.34%
iShares Core S&P Mid-Cap ETF	3,500.000	676,305
iShares Russell 2000 Value ETF	5,000.000	597,050
		1,273,355

Electrical Equipment - 6.09%
Associated Capital Group, Inc. (a)	10,000	355,900
Capstone Turbine Corp. (a)	130,000	66,300
Enphase Energy, Inc.	18,000	400,140
Generac Holdings, Inc.	3,000	235,020
		1,057,360

Electronic Equipment, Instruments & Components - 7.63%
Iteris, Inc (a)	100,000	574,500
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	750,000
		1,324,500

Equity Real Estate Investment Trusts - 3.96%
Braemar Hotels & Resorts, Inc.	20,000	187,800
Park Hotels & Resorts Inc. Comm	20,000	499,400
		687,200

IT Services - 0.9%
Conduent Inc.	25,000	155,500
		155,500

Machinery - 2.21%
Pentair plc	3,000	113,400
Rexnord Corp.	10,000	270,500
		383,900

Media - 2.56%
Viacom, Inc. Class B (a)	18,500	444,555
		444,555

Metals & Mining - 2.55%
IAMGOLD Corp.	130,000	443,300
		443,300

Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-

Oil, Gas & Consumable Fuels - 4.28%
Southwestern Energy Co.	170,000	328,100
Callon Petroleum Co.	20,000	86,800
Ring Energy, Inc.	200,000	328,000
		742,900

Pharmaceuticals - 3.27%
Bristol-Myers Squibb Co.	4,000	202,840
Roche Holding Ltd.	10,000	364,500
		567,340

Specialty Retail - 5.09%
Bed Bath & Beyond, Inc.	50,000	532,000
Office Depot, Inc. (a)	200,000	351,000
		883,000

Textiles, Apparel & Luxury Goods - 1.29%
Lakeland Industries, Inc. (a)	18,500	224,220
		224,220

TOTAL COMMON STOCKS (Cost $11,182,389)		12,146,510

Traditional Preferred - 1.61%
Virtus Investment Partners, Inc. 7.25 02/01/20 (a)	2,900	279,270
		279,270

TOTAL TRADITIONAL PREFERRED (Cost $279,728)		279,270

Investment Companies - 14.12%
Equus Total Return, Inc.	285,000	458,850
The Gabelli Global Small and Mid Cap Value Trust	18,000	200,340
Dividend and Income Fund	50,000	597,500
Special Opportunities Fund, Inc.	23,500	334,640
Firsthand Technology Value Fund, Inc.	39,000	298,350
Boulder Growth & Income Fund, Inc.	50,000	560,000
		2,449,680

TOTAL INVESTMENT COMPANIES (Cost $2,302,849)		2,449,680

Money Market Funds - 14.86%
First American Funds Government Obligation Class Y 0.89% (b)	2,577,771.790	2,577,772
		2,577,772

TOTAL MONEY MARKET FUNDS (Cost $2,577,772)		2,577,772

TOTAL INVESTMENTS (Cost $16,342,738) 100.59%		17,453,232

Liabilities In Excess of Other Assets - -0.59%		(102,130)

TOTAL NET ASSETS - 100.00%		17,351,102

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2019.
(c) The Portfolio Manager of this fund serves on the Board of Directors for this company.
(d) A former Portfolio Manager of the MicroCap Fund, that currently acts as a consultant to the adviser, serves on the Board of Directors for this company.
(e) The CEO of the adviser serves on the Board of Directors for this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2019

	Shares	Value
Common Stocks - 93.84%

Aerospace & Defense - 2.83%
Arotech Corp.	86,634	254,704
CPI Aerostructures, Inc.	31,056	255,280
		509,984

Auto Components - 0.76%
Shiloh Industries, Inc.	33,118	137,109
		137,109

Banks - 4.83%
Icbk	11,676	229,083
Customers Bancorp, Inc.	8,561	177,555
First Internet Bancorp. (a)	15,674	335,580
Meridian Bank	7,298	129,540
		871,758

Biotechnology - 1.28%
Pdl Biopharma, Inc.	107,369	231,917
		231,917

Building Products - 1.13%
Armstrong Flooring, Inc. Common	31,947	204,141
		204,141

Capital Markets - 5.04%
180 Degree Capital Corp.	152,379	325,603
COWEN, Inc.	26,802	412,483
Donnelley Financial Solutions	13,971	172,123
		910,209

Chemicals - 1.76%
Landec Corp.	29,285	318,328
		318,328

Commercial Services & Supplies - 4.14%
Civeo Corp.	166,926	211,996
HC2 Holdings, Inc.	67,610	158,884
Perma-Fix Environmental Services, Inc.	82,914	376,430
		747,309

Communications Equipment - 2.98%
Aviat Networks, Inc. (a)	25,892	353,426
PCTEL, Inc.	21,991	184,724
		538,150

Construction & Engineering - 2.47%
Orion Group Holdings Inc.	59,753	268,889
Sterling Construction Co., Inc.	13,480	177,262
		446,151

Distributors - 2.26%
VOXX International Corp. Class A (a)	86,920	408,524
		408,524

Diversified Financial Services - 3.7%
Pico Holdings, Inc. (a)	33,797	341,012
TIPTREE, Inc. (a)	44,791	326,078
		667,090

Diversified Telecommunications - 1.39%
Alaska Communications Systems Group, Inc. (a)	145,785	250,750
		250,750

Electrical Equipment - 0.43%
Powell Industries, Inc. (a)	1,992	77,987
		77,987

Electronic Equipment, Instruments & Components - 5.88%
Digital Ally, Inc.	20,856	26,696
Iteris, Inc. (a)	21,626	124,241
Key Tronic Corporation	56,796	360,655
Perceptron, Inc. (a)	34,220	163,969
Richardson Electronics Ltd.	66,462	385,480
		1,061,040

Energy Equipment & Services - 5.28%
Dawson Geophysical Co. (a)	103,262	220,981
Geospace Technologies Corp.	3,665	56,331
Gulf Island Fabrication Inc.	51,220	274,027
Profire Energy, Inc.	212,102	400,873
		952,212

Food Products - 1.7%
Coffee Holding Company, Inc. (a)(f)	78,557	307,158
		307,158

Health Care Equipment & Supplies - 1.66%
Digirad Corp. (a)	13,492	60,444
Invacare Corp. (a)	31,901	239,258
		299,702

Health Care Providers & Services - 0.72%
Psychemedics Corporation	7,146	65,100
Catasys Inc.	4,069	64,127
		129,228

Household Durables - 2.97%
CSS Industries, Inc.	21,474	85,252
Flexsteel Industries	10,153	150,467
ZAGG, Inc.	47,826	299,869
		535,588

IT Services - 2.15%
Computer Task Group Inc.	77,635	388,175
		388,175

Insurance - 2.47%
Hallmark Financial Services, Inc.	12,115	231,760
United Insurance Holdings Corp. (a)	15,249	213,334
		445,093

Internet & Direct Marketing Retail - 1.17%
Imbi	378,745	212,097
		212,097

Internet Software & Services - 1.72%
Realnetworks, Inc. (a)	61,171	101,544
Synacor, Inc.	149,472	209,261
		310,805

Machinery - 3.04%
FreightCar America, Inc.	43,263	209,826
LB Foster Co.	12,167	263,659
STARRETT L S Co.	12,902	74,832
		548,316

Marine - 1.37%
Genco Shipping & Trading Limited	5,898	54,262
Eagle Bulk Shipping Inc.	43,930	192,194
		246,455

Media - 0.97%
Salem Communications Corp. (a)	114,401	175,034
		175,034

Metals & Mining- 4.8%
Ampco-Pittsburgh Corp.	18,791	69,151
Endeavour Silver Corp. (a)	103,316	229,362
Olympic Steel Inc. (a)	17,578	253,123
Universal Stainless & Alloy Products, Inc. (a)	20,139	314,168
		865,804

Oil, Gas & Consumable Fuels - 5.41%
Adams Resources & Energy, Inc. (a)	13,013	403,403
Nacco Industries, Inc.	1,642	104,940
Vaalco Energy, Inc. (a)	230,659	468,238
		976,581

Professional Services - 1.25%
Acacia Research Corporation (a)	84,457	226,345
		226,345

Real Estate Investment Trusts - 0.82%
Postal Realty Trust, Inc.	9,303	147,360
		147,360

Semiconductors & Semiconductor Equipment - 4.15%
Amtech Systems, Inc. (a)	76,548	405,704
Axcelis Technologies, Inc. (a)	3,047	52,073
AXT, Inc. (a)	81,960	291,778
		749,555

Software - 0.52%
Allot Communications Ltd. (a)	11,707	94,358
		94,358

Specialty Retail - 0.98%
Tandy Leather Factory, Inc. (a)	37,921	176,336
		176,336

Technology Harware, Storage & Peripheral - 1.98%
INTEVAC, Inc.	68,107	356,881
		356,881

Textiles, Apparel & Luxury Goods - 4.61%
Lakeland Industries, Inc. (a)	50,221	608,679
Movado Group, Inc. (a)	9,018	224,187
		832,866

Thrifts & Mortgage Finance - 1.41%
Trustco Bank Corp. (a)	31,218	254,427
		254,427

Trading Companies & Distributors - 1.81%
Houston Wire & Cable Company	69,405	327,592
		327,592

TOTAL COMMON STOCKS (Cost $19,540,428)		16,938,413

Money Market Funds - 6.15%
First American Funds Government Obligation Class Y 0.89% (b)	1,110,300.45	1,110,300
		1,110,300

TOTAL MONEY MARKET FUNDS (Cost $1,110,300)		1,110,300

TOTAL INVESTMENTS (Cost $20,650,729) 99.99%		18,048,714

Other Assets In Excess of Liabilities - 0.01%		2,429

TOTAL NET ASSETS - 100.00%		18,051,143

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2019.
(c) ADR - American Depository Receipt
(d) A Portfolio Manager of the adviser serves on the Board of Directors of this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
September 30, 2019

	Shares	Value
Common Stocks - 76.73%

Aerospace & Defense - 3.51%
L3Harris Technologies, Inc.	3,150	657,216
		657,216

Banks - 11.57%
Bank of America Corporation	25,625	747,481
Citizens Financial Group, Inc.	19,350	684,410
JP Morgan Chase & Co.	6,225	732,620
		2,164,511

Beverages - 4.91%
Diageo plc	2,725	445,592
PepsiCo, Inc.	3,450	472,995
		918,587

Biotechnology - 3.18%
Amgen Inc.	3,075	595,043
		595,043

Capital Markets - 2.2%
BlackRock, Inc.	925	412,217
		412,217

Chemicals - 1.89%
DuPont de Nemours Inc.	4,950	352,985
		352,985

Communications Equipment - 2.96%
Cisco Systems, Inc.	11,225	554,627
		554,627

Consumer Finance - 1.87%
Discover Financial Services	4,325	350,714
		350,714

Diversified Telecommunication Services - 3.66%
AT&T Inc.	7,975	301,774
Verizon Communications, Inc.	6,350	383,286
		685,060

Electrical Equipment - 2.49%
Eaton Corporation plc	5,600	465,640
		465,640

Entertainment - 3.45%
Disney Walt Co.	4,950	645,084
		645,084

Food Products - 3.95%
Nestlé S.A.	6,825	739,830
		739,830

Health Care Equipment & Supplies-2.55%
Medtronic, Inc.	4,400	477,928
		477,928

Health Care Providers & Services - 2.09%
UnitedHealth Group Incorporated	1,800	391,176
		391,176

Hotels, Restaurants & Leisure - 3.39%
McDonald's Corporation	2,950	633,395
		633,395

Household Products - 3.12%
Procter & Gamble Co.	4,700	584,586
		584,586

IT Services - 2.03%
Accenture plc	1,975	379,891
		379,891

Industrial Conglomerates - 3.78%
Honeywell International Inc.	4,175	706,410
		706,410

Oil, Gas & Consumable Fuels - 7.98%
Chevron Corporation	6,000	711,600
Marathon Petroleum Corporation	12,850	780,638
		1,492,238

Pharmaceuticals - 5.39%
Johnson & Johnson	4,950	640,431
Pfizer, Inc.	10,250	368,283
		1,008,714

Real Estate Investment Trusts - 2.11%
Weyerhaeuser Company	14,250	394,725
		394,725

Semiconductors & Semiconductor Equipment - 4.03%
Broadcom Inc.	1,350	372,695
Texas Instruments Incorporated	2,950	381,258
		753,953

Software - 3.2%
Microsoft Corp.	4,300	597,829
		597,829

Specialty Retail - 2.57%
The Home Depot, Inc.	2,075	481,442
		481,442

Technology Harware, Storage & Peripheral - 3.65%
Apple, Inc.	3,050	683,109
		683,109

Textiles, Apparel & Luxury Goods - 2.08%
NIKE, Inc.	4,150	389,768
		389,768

TOTAL COMMON STOCKS (Cost $16,888,575)		17,516,676

Money Market Funds - 6.83%
First American Funds Government Obligation Class Y 0.89% (b)	1,278,185.31	1,278,185
		1,278,185

TOTAL MONEY MARKET FUNDS (Cost $1,278,185)		1,278,185

TOTAL INVESTMENTS (Cost $18,166,760) 100.46%		18,794,861

Other Assets In Excess of Liabilities - -0.46%		(86,144)

TOTAL NET ASSETS - 100.00%		18,708,716

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2019.

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2019 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$32,170,412	$1,008,942	$ (55,581)	$953,361
Ancora/Thelen Small-Mid Cap Portfolio	$110,812,493	18,332,123	$(3,751,104)	14,581,019
Ancora MicroCap Portfolio	$20,650,729	$1,838,945	$(4,440,960)	$(2,602,015)
Ancora Special Opportunities Portfolio	$16,342,738	$2,655,241	$(1,544,747)	$1,110,493
Ancora Dividend Value Equity Portfolio	$18,166,761	$970,517	$(342,417)	$628,100

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 33,123,773	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 33,123,773	- 0 -

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 125,393,513	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 125,393,513	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 20,650,729	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 20,650,729	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 17,453,232	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 17,453,232	- 0 -

Ancora Dividend Value Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 18,794,861	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 18,794,861	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Bradley Zucker

     Bradley Zucker

     President, Treasurer and Secretary

Date: November 25, 2019